Income Taxes - Schedule of Components for Loss Before Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Domestic					$ (32,744)	$ (68,048)
Foreign					5,229	3,241
(Loss) income before income taxes	$ (249,377)	$ 7,064	$ (261,540)	$ (30,912)	$ (27,515)	$ (64,807)